United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___03/31/10___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		_03/31/10_____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems INC              COM              00724F101     4621   130634 SH       SOLE                   130634
Aeropostale Inc                COM              007865108     2789    96743 SH       SOLE                    96743
Aflac Inc                      COM              001055102     7041   129694 SH       SOLE                   129694
Asia Info Holdings Inc         COM              04518a104     2405    90826 SH       SOLE                    90826
Best Buy Inc                   COM              086516101     5584   131271 SH       SOLE                   131271
CGI Group Inc CL A             COM              39945c109     3857   258703 SH       SOLE                   258703
CNInsure Inc - ADR             COM              18976m103     4445   167048 SH       SOLE                   167048
Canadian National Railway Co   COM              136375102     5545    91509 SH       SOLE                    91509
Cerner Corp                    COM              156782104     7378    86876 SH       SOLE                    86876
Checkpoint Sys Inc             COM              M22465104     2501    71301 SH       SOLE                    71301
Cognizant Tech Solutions-A     COM              192446102     8019   157303 SH       SOLE                   157303
EMC Corp                       COM              268648102     3376   187154 SH       SOLE                   187154
Express Scripts Inc            COM              302182100     8597    84484 SH       SOLE                    84484
F5 Networks Inc                COM              315616102     3475    56384 SH       SOLE                    56384
FMC Technologies Inc           COM              30249U101     8803   136204 SH       SOLE                   136204
Flir Systems Inc               COM              302445101     7165   254257 SH       SOLE                   254257
Google Inc CL A                COM              38259P508     7342    12946 SH       SOLE                    12946
ITT Corp                       COM              450911102     5573   103958 SH       SOLE                   103958
Intuit Inc                     COM              461202103     3171    92385 SH       SOLE                    92385
Intuitive Surgical Inc         COM              46120e602     3714    10669 SH       SOLE                    10669
Jacobs Engineering Group Inc   COM              469814107     4593   101639 SH       SOLE                   101639
Kirby Corp.                    COM              497266106     4471   117201 SH       SOLE                   117201
Lincoln Electric Holdings      COM              533900106     2369    43607 SH       SOLE                    43607
Mantech Int'l Corp A           COM              564563104     5031   103036 SH       SOLE                   103036
Micros Systems Inc             COM              594901100     3671   111611 SH       SOLE                   111611
Net 1 UEPS Tech Inc            COM              64107N206     1695    92172 SH       SOLE                    92172
Novo-Nordisk Spons ADR         COM              670100205     6253    81079 SH       SOLE                    81079
Oceaneering Intl Inc           COM              675232102     7403   116596 SH       SOLE                   116596
Petmed Express Inc             COM              716382106     4703   212151 SH       SOLE                   212151
Sabine Royalty Trust           COM              785688102      231     5057 SH       SOLE                     5057
Southwestern Energy Company    COM              845467109     2736    67190 SH       SOLE                    67190
Sybase Inc                     COM              871130100     2578    55300 SH       SOLE                    55300
Teva Pharm Ind-SP ADR          COM              881624209     7211   114322 SH       SOLE                   114322
Tractor Supply                 COM              892356106     7257   125005 SH       SOLE                   125005
Visa Inc - Class A Shares      COM              92826c839     5326    58504 SH       SOLE                    58504
eBay Inc                       COM              278642103     3250   120511 SH       SOLE                   120511